Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 307,348	$ 329,183
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,436	41,390
Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	95,922	103,304
Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,583	25,052
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,418	3,080
Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	87,523	94,032
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	45,231	48,517
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,623	12,986
Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	612	822
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	267,580	286,199
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,520	39,800
Pass [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	80,679	84,748
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,898	20,684
Pass [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,418	3,080
Pass [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	70,407	78,115
Pass [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	43,830	46,590
Pass [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,216	12,360
Pass [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	612	822
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	26,773	21,904
Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	635	836
Watch [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,396	9,337
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,465	577
Watch [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Watch [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,911	9,728
Watch [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,005	914
Watch [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	361	512
Watch [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Sub-standard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,160	20,766
Sub-standard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	281	754
Sub-standard [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,847	9,219
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,385	3,477
Sub-standard [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Sub-standard [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,205	6,189
Sub-standard [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	396	1,013
Sub-standard [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46	114
Sub-standard [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	835	314
Doubtful [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	835	314
Doubtful [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans
Doubtful [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans